UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                         Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2001
                                                 -------------------

Check here if Amendment [  ]; Amendment Number:
                                                 ------
This Amendment (Check only one.):     	[  ]    is a restatement.
                                          [  ]    adds new holding
                                                  entries.
Institutional Investment Manager Filing this Report:

Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

/s/ Robert J. Cappelli                       Southfield, MI   	       5/10/01
-------------------------------------        --------------------     ----------
[Signature]                                  [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                        Name
     28-115                                  T. Rowe Price
     ----------------------------        ------------------
     [Repeat as necessary.]


                                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:           91
                                          -----------------
Form 13F Information Table Value Total:   $     56,483
                                          -----------------
                                             (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]










		                SUMMARY TABLE
                		MAR. 31, 2001



                                      TITLE OF           VALUE       SHARES/  SH/  PUT/ INVESTMT      VOTING AUTHORITY
       NAME OF ISSUER                 CLASS   CUSIP      IN $1000'S  PRN AMT  PRN  CALL DSCRETN  MGRS SOLE             SHARE NONE
A      AGILENT                        COM     00846U101       101     3,280   SH         SOLE         3,280
ABT    ABBOTT LABORATORIES            COM     002824100       538    11,400   SH         SOLE         11,400
ADBE   ADOBE                          COM     00724F101       241     6,900   SH         SOLE         6,900
AHP    AMERICAN HOME PRODUCTS         COM     026609107       693    11,800   SH         SOLE         11,800
AIG    AMERICAN INTERNATIONAL GROUP   COM     026874107     1,217    15,120   SH         SOLE         15,120
ALTR   ALTERA                         COM     9734406         107     5,000   SH         SOLE         5,000
AMAT   APPLIED MATERIALS              COM     038222105       587    13,500   SH         SOLE         13,500
AMGN   AMGEN                          COM     031162100     1,083    18,000   SH         SOLE         18,000
AOL    AMERICA ON-LINE                COM     02364J104       731    18,200   SH         SOLE         18,200
BA     BOEING                         COM     097023105        78     1,400   SH         SOLE         1,400
BAC    BANKAMERICA                    COM     06605F102       892    16,300   SH         SOLE         16,300
BGEN   BIOGEN                         COM     90597105        196     3,100   SH         SOLE         3,100
BK     BANK OF NEW YORK               COM     064057102        49     1,000   SH         SOLE         1,000
BLS    BELLSOUTH                      COM     079860102       610    14,900   SH         SOLE         14,900
BMET   BIOMET                         COM     90613100         79     2,000   SH         SOLE         2,000
BMY    BRISTOL-MYERS SQUIBB           COM     110122108       974    16,400   SH         SOLE         16,400
BUD    ANHEUSER BUSCH                 COM     035229103        37       800   SH         SOLE         800
C      CITIGROUP                      COM     172967101     1,652    36,730   SH         SOLE         36,730
CAH    CARDINAL HEALTHCARE            COM     14149Y108        95       977   SH         SOLE         977
CAT    CATERPILLAR                    COM     149123101        22       500   SH         SOLE         500
CMCSK  COMCAST                        COM     200300200       470    11,200   SH         SOLE         11,200
COST   COSTCO                         COM     22160Q102        32       800   SH         SOLE         800
CPQ    COMPAQ COMPUTER                COM     204493100       242    13,300   SH         SOLE         13,300
CPWR   COMPUWARE                      COM     205638109         4       400   SH         SOLE         400
CSCO   CISCO SYSTEMS                  COM     17275R102     1,603   101,380   SH         SOLE         101,380
CTXS   CITRIX SYSTEMS                 COM     177376100       173     8,200   SH         SOLE         8,200
DD     DU PONT (E.I.) DE NEMOURS      COM     263534109       374     9,200   SH         SOLE         9,200
DELL   DELL COMPUTER                  COM     247025109       876    34,100   SH         SOLE         34,100
DIS    DISNEY (WALT) CO.              COM     254687106       502    17,550   SH         SOLE         17,550
DOW    DOW CHEMICAL                   COM     260543103        38     1,200   SH         SOLE         1,200
DUK    DUKE POWER                     COM     264399106        31       716   SH         SOLE         716
EMC    EMC CORP                       COM     268648102       523    17,800   SH         SOLE         17,800
ERICY  ERICSSON                       COM     294821400       370    66,200   SH         SOLE         66,200
F      FORD MOTOR COMPANY             COM     345370100       634    22,549   SH         SOLE         22,549
FNM    FEDERAL NATIONAL MTGE ASSOC.   COM     313586109       740     9,300   SH         SOLE         9,300
GCI    GANNETT                        COM     364730101        24       400   SH         SOLE         400
GE     GENERAL ELECTRIC               COM     369604103     3,071    73,360   SH         SOLE         73,360
GM     GENERAL MOTORS                 COM     370442105        27       523   SH         SOLE         523
GMH    HUGHES                         COM     370442832         4       198   SH         SOLE         198
GX     GLOBAL CROSSING                COM     3921A1009       212    15,700   SH         SOLE         15,700
HD     HOME DEPOT                     COM     437076102       972    22,550   SH         SOLE         22,550
HWP    HEWLETT-PACKARD                COM     428236103       572    18,300   SH         SOLE         18,300
IBM    INTL BUS MACHINES              COM     459200101     1,250    13,000   SH         SOLE         13,000
INTC   INTEL                          COM     458140100     2,410    91,600   SH         SOLE         91,600
IP     INT'L PAPER                    COM     460146103        11       300   SH         SOLE         300
JDSU   JDS UNIPHASE                   COM     466125101       474    25,700   SH         SOLE         25,700
JNJ    JOHNSON & JOHNSON              COM     478160104     1,032    11,800   SH         SOLE         11,800
JPM    J. P. MORGAN                   COM     616880100        42       925   SH         SOLE         925
JWN    NORDSTROMS                     COM     655664100        16       860   SH         SOLE         860
KO     COCA-COLA COMPANY              COM     191216100       885    19,600   SH         SOLE         19,600
LLTC   LINEAR TECHNOLOGY              COM     535678106       345     8,400   SH         SOLE         8,400
LLY    LILLY (ELI) & CO.              COM     532457108       728     9,500   SH         SOLE         9,500
LU     LUCENT TECHNOLOGIES            COM     549463107       322    32,256   SH         SOLE         32,256
MCD    MCDONALDS                      COM     580135101       342    12,900   SH         SOLE         12,900
MDT    MEDTRONIC                      COM     585055106       590    12,900   SH         SOLE         12,900
MEDI   MEDIMMUNE                      COM     584699102       280     7,800   SH         SOLE         7,800
MOT    MOTOROLA                       COM     620076109       317    22,200   SH         SOLE         22,200
MRK    MERCK                          COM     589331107     1,230    16,200   SH         SOLE         16,200
MSFT   MICROSOFT                      COM     594918104     3,522    64,400   SH         SOLE         64,400
MWD    MORGAN STANLEY DEAN WITTER     COM     617446448       503     9,400   SH         SOLE         9,400
MXIM   MAXIM INTEGRATED               COM     57772K101       337     8,100   SH         SOLE         8,100
ONE    BANK ONE                       COM     06423A103        15       405   SH         SOLE         405
ORCL   ORACLE SYSTEMS                 COM     68389X105     1,342    89,600   SH         SOLE         89,600
PEOP   PEOPLE PC                      COM     709776108         1     1,900   SH         SOLE         1,900
PFE    PFIZER                         COM     717081103     1,793    43,775   SH         SOLE         43,775
PG     PROCTOR & GAMBLE               COM     742718109       745    11,900   SH         SOLE         11,900
Q      QWEST                          COM     749121109        28       800   SH         SOLE         800
QCOM   QUALCOMM                       COM     747525103     1,226    21,650   SH         SOLE         21,650
RD     ROYAL DUTCH PETROLEUM - ADR    COM     780257804       843    15,200   SH         SOLE         15,200
SBC    SBC COMMUNICATIONS             COM     78387G103     1,122    25,149   SH         SOLE         25,149
SCH    SCHWAB                         COM     808513105       211    13,700   SH         SOLE         13,700
SEBL   SEIBEL SYSTEMS                 COM     826170102       354    13,000   SH         SOLE         13,000
SGP    SCHERING-PLOUGH                COM     806605101       468    12,800   SH         SOLE         12,800
STT    STATE STREET BOSTON            COM     857477103        82       880   SH         SOLE         880
SUNW   SUN MICROSYSTEMS               COM     866810104       842    54,800   SH         SOLE         54,800
T      AMERICAN TEL & TEL             COM     001957109       652    30,610   SH         SOLE         30,610
TLAB   TELLABS                        COM     879664100       208     5,100   SH         SOLE         5,100
TXN    TEXAS INSTRUMENTS              COM     882508104       514    16,600   SH         SOLE         16,600
TYC    TYCO INTL                      COM     92857W100       506    11,700   SH         SOLE         11,700
VOD    VODAFONE                       COM     92857T107        31       875   SH         SOLE         875
VRTS   VERITAS SOFTWARE               COM     923436109       514    11,125   SH         SOLE         11,125
VZ     VERIZON                        COM     92343V104     1,047    21,246   SH         SOLE         21,246
WCOM   MCI WORLDCOM                   COM     55268B106        41     2,184   SH         SOLE         2,184
WEC    WISCONSIN ENERGY CORP          COM     976657106         6       264   SH         SOLE         264
WFC    WELLS FARGO                    COM     949746101       777    15,700   SH         SOLE         15,700
WMT    WAL-MART STORES                COM     931142103     1,571    31,100   SH         SOLE         31,100
XLNX   XILINX                         COM     983919101       425    12,100   SH         SOLE         12,100
XOM    EXXON MOBIL                    COM     30231G102     1,979    24,437   SH         SOLE         24,437
SUNW   SUN MICROSYSTEMS               COM     866810104       842    54,800   SH         SOLE         54,800
TLAB   TELLABS                        COM     879664100       208     5,100   SH         SOLE         5,100
XOM    EXXON MOBIL                    COM     30231G102     1,979    24,437   SH         SOLE         24,437

       TOTAL                                               56,483




       * PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND
       EQUITY GROWTH FUND. THEY HAVE FILED THESE SECURITIES ON OUR BEHALF ON THEIR FORM 13F REPORT.